SCHEDULE OF SHORT TERM DEBT OBLIGATIONS (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Line of Credit Facility [Line Items]
Less: unamortized debt issuance costs	$ (3,693)	$ (3,886)
Total loans and borrowings	348,807	356,114
Less: current installments of long-term debt	(50,327)	(47,500)
Long-term debt, net of unamortized debt issuance costs and excluding current installments	298,480	308,614
Other short-term borrowings from working capital facilities	38,670	37,983
Short-term debt, excluding current installments of long-term debt	42,110	42,360
Commercial International Bank [Member]
Line of Credit Facility [Line Items]
Short-term Bank Loans and Notes Payable	2,061	2,125
Al Ahli Bank of Kuwait [Member]
Line of Credit Facility [Line Items]
Short-term Bank Loans and Notes Payable	1,379	2,252
CIB Long-Term Debt [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross	10,000	10,000
Secured Term Loan [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross	277,500	285,000
Secured Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross	$ 65,000	$ 65,000